RELATED PARTY TRANSACTIONS (Commission, Advertising and Other Revenues) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Commission, advertising and other revenues	106,245,223	92,518,130	32,870,156
Expedia (refer to a1) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	14,804,767	14,804,767	3,701,192
Egencia Shanghai (refer to a2) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	74,024	36,153	44,358
Egencia Shanghai (refer to a2) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	820,947	417,382	198,631
Hotels.com (refer to a3) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues			5,326,181
EAN (refer to a4) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	92,752,800	81,659,483	26,127,688
Expedia (refer to a5) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	2,725,630	1,185,101	394,003
Kuxun (refer to b3) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues		94,745	339,669
2014 Acquired Company (refer to f) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	9,519,281	9,032,926	263,328
Others [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	353,541	92,340	176,298